Cover	Sep. 26, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 26, 2025
Entity Registrant Name	HPS Corporate Capital Solutions Fund
Entity Incorporation, State or Country Code	DE
Securities Act File Number	814-01715
Entity Tax Identification Number	93-6616284
Entity Address, Address Line One	40 West 57th Street
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	287-6767
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Amendment Flag	false
Entity Central Index Key	0001989817
Entity Ex Transition Period	false